SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Debt, Current Maturities [Abstract]
Schedule of Short-Term Credit and Current Maturities of Long-Term Debt

Banks:

	Annual interest rate at
	December 31,	December 31,
	2021	2021	2020

In NIS bears interest rate of Prime+0.85%	2.45%	-	373
Long-term debt from banks in NIS bears interest of Prime+1.5% to Prime+1.75%	3.1% - 3.35%	708	303

		708	676